Average Annual Total Returns{- Fidelity Ohio Municipal Money Market Fund} - 12.31 Fidelity Ohio Municipal Funds Combo PRO-10 - Fidelity Ohio Municipal Money Market Fund - Fidelity Ohio Municipal Money Market Fund - Return Before Taxes
	Past 1 year	Past 5 years	Past 10 years
Total	0.32%	0.59%	0.30%